SIGNIFICANT ACCOUNTING POLICIES SIGNIFICANT ACCOUNTING POLICIES (Details2) - USD ($) $ in Millions	Jan. 01, 2019	Dec. 31, 2018
Disclosure of changes in accounting policies, accounting estimates and errors [Abstract]
Operating lease commitment		$ 167
Expense relating to variable lease payments not included in measurement of lease liabilities	$ 38
Contract assessed as service arrangements	(130)
Expense relating to short-term leases for which recognition exemption has been used	(6)
Information about lessee's exposure arising from variable lease payments	(1)
Discounting lease liabilities	(4)
Net investment in finance lease	64
Finance lease liabilities	111	$ 19
Current finance lease liabilities	37
Non-current finance lease liabilities	74
Randgold [Member]
Disclosure of changes in accounting policies, accounting estimates and errors [Abstract]
Finance lease liabilities	$ 28